Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40649
Entity Registrant Name	REE Automotive Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, City or Town	Kibbutz Glil-Yam
Entity Address, Postal Zip Code	4690500
Entity Address, Country	IL
Title of 12(b) Security	Class A Ordinary Shares, without par value
Trading Symbol	REE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001843588
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	19,478,877
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	2,780,570
Business Contact
Document Information [Line Items]
Entity Address, City or Town	Kibbutz Glil-Yam
Entity Address, Postal Zip Code	4690500
Entity Address, Country	IL
Contact Personnel Name	Daniel Barel
City Area Code	972
Local Phone Number	(77) 899-5200
Contact Personnel Email Address	investors@ree.auto